COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 28, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases its facilities, vehicles, and other equipment under operating and capital leases expiring at various dates through 2024. Minimum future rental payments under these operating and capital leases as of December 28, 2012 are as follows (in thousands):

Fiscal Year	Operating	Capital
2013	$29,120	$571
2014	25,410	228
2015	21,804	—
2016	17,045	—
2017	12,033	—
Thereafter	13,562	—
Total payments	$118,974	799
Less: Amount representing interest		(52)
Present value of minimum lease payments		747
Less: Current portion		(521)
Long term portion		$226

Certain of the leases provide that the Company pays taxes, insurance and other operating expenses applicable to the leased premises. Rent expense under all operating leases was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Rent expense	$11,655	$25,541	$35,489	$33,183

Employment Agreements

The Company has employment agreements with various expiration dates through 2014 with certain officers and employees, unless terminated earlier by the Company, at combined salaries of $5.4 million, plus bonuses and subject to adjustments.

Contingent Liabilities

As of December 28, 2012 and December 30, 2011, the Company was contingently liable for outstanding letters of credit aggregating to $8.9 million and $8.3 million, respectively.

Legal Proceedings

On May 10, 2011, the Company was named as a defendant in an action filed before the Nineteenth Judicial Circuit Court of Lake County, Illinois, which was subsequently removed to the United States District Court for the Northern District of Illinois. The complaint alleges that the Company sent thousands of unsolicited fax advertisements to businesses nationwide in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). At the time of filing the complaint, the plaintiff also filed a motion asking the Court to certify a class of plaintiffs comprised of businesses who allegedly received unsolicited fax advertisements from the Company. Other reported TCPA claims have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. Accordingly, the Company cannot reasonably estimate the amount of loss, if any, arising from this matter. The Company is vigorously contesting class action certification and liability, and will continue to evaluate its defenses based upon its internal review, advice from external legal counsel and investigation of prior events, new information, and future circumstances.

The Company is involved in various other legal proceedings in the ordinary course of its business that are not anticipated to have a material effect on the Company’s consolidated financial statements.

Because the outcome of litigation is inherently uncertain, the Company may not prevail in these proceedings and the ultimate exposure cannot be estimated if the Company were not to prevail. Accordingly, any rulings against the Company could have a material adverse effect on the consolidated financial statements.